Alpine Series Trust

on behalf of each Series of the Trust

_________________________________________________________________________

Supplement Dated December 15, 2010 to the

Prospectus and Statement of Additional Information dated February 27, 2010

State Street Bank and Trust Company, State Street Financial Center, 1 Lincoln St., Boston, MA 02111, became the Funds’ custodian, and U.S. Bank, N.A. ceased serving as the Funds’ custodian. Accordingly, all references to U.S. Bank, N.A. in the Prospectus and Statement of Additional Information are deleted and replaced with State Street Bank and Trust Company and the defined term the “Custodian” now references State Street Bank and Trust Company.

State Street Bank and Trust Company, State Street Financial Center, 1 Lincoln St., Boston, MA 02111, became the Funds’ fund accountant, and U.S. Bancorp Fund Services, LLC ceased serving as the Funds’ fund accountant. Accordingly, all references to U.S. Bancorp Fund Services, LLC in the Prospectus and Statement of Additional Information are deleted and replaced with State Street Bank and Trust Company and the defined term the “Fund Accountant” now references State Street Bank and Trust Company.

State Street Bank and Trust Company, State Street Financial Center, 1 Lincoln St., Boston, MA 02111, became the Funds’ administrator, and U.S. Bancorp Fund Services, LLC ceased serving as the Funds’ administrator. Accordingly, all references to U.S. Bancorp Fund Services, LLC in the Prospectus and Statement of Additional Information are deleted and replaced with State Street Bank and Trust Company and the defined term the “Administrator” now references State Street Bank and Trust Company.

Willkie Farr & Gallagher LLP, 787 Seventh Ave., New York, New York 10019-6099, became the Funds’ Counsel, and Blank Rome LLP ceased serving as the Funds’ Counsel. Accordingly, all references to Blank Rome LLP in the Prospectus and Statement of Additional Information are deleted and replaced with Willkie Farr & Gallagher LLP and the defined term the “Fund Counsel” now references Willkie Farr & Gallagher LLP.

Boston Financial Data Services, 2000 Crown Colony Drive, Quincy, Massachusetts 02169, became the Funds’ transfer agent, and U.S. Bancorp Fund Services, LLC ceased serving as the Funds’ transfer agent. Accordingly, all references to U.S. Bancorp Fund Services, LLC in the Prospectus and Statement of Additional Information are deleted and replaced with Boston Financial Data Services and the defined term the “Transfer Agent” now references Boston Financial Data Services.

If you wish to make any changes to your account, for example: changing an automatic investment plan, adding or changing bank wiring information, requesting a transaction or simply changing an address, we ask that you use the following contact information:

Standard Mail:	Overnight Mail:	Purchasing by Wire:

Alpine Funds	Alpine Funds	State Street Bank & Trust Company
C/O BFDS	C/O BFDS	ABA # 011000028
PO Box 8061	30 Dan Rd.	Account # 9905-837-2
Boston, MA 02266-8061	Canton, MA 02021-2809	FFC: Alpine Fund Name, Account #, Account Registration

The Funds’ toll-free telephone number, maintained by the Transfer Agent, for processing shareholder requests and inquiries has not changed and will remain 1-888-785-5578.